Share capital, stock options and other stock-based plans Share units (Details) - Share units - $ / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Number of units
Outstanding, beginning of period (in shares)	2,667,403	4,509,990	6,664,591
Granted (in shares)	1,877,101	1,009,230	993,659
Exercised/Vested (in shares)	(2,622,338)	(2,101,190)	(2,045,617)
Forfeited/expired (in shares)	(144,225)	(750,627)	(1,102,643)
Outstanding, end of period (in shares)	1,777,941	2,667,403	4,509,990
Units outstanding and exercisable, end of period (in shares)	14,450	2,076,684	636,073
Weighted average grant date fair value (CDN $)
Outstanding, beginning of period (in Canadian dollars per share)	$ 4.41	$ 6.00	$ 6.75
Granted (in Canadian dollars per share)	3.08	3.50	2.18
Exercised/Vested (in Canadian dollars per share)	3.81	5.44	6.31
Forfeited/expired (in Canadian dollars per share)	2.86	3.61	6.51
Outstanding, end of period (in Canadian dollars per share)	3.19	4.41	6.00
Units outstanding and exercisable, end of period (in Canadian dollars per share)	$ 2.41	$ 4.66	$ 5.38